CONSOLIDATED STATEMENT OF EQUITY (USD $) In Millions, except Share data, unless otherwise specified	Total	TOTAL ECOLAB SHAREHOLDERS' EQUITY	COMMON STOCK	ADDITIONAL PAID-IN CAPITAL	RETAINED EARNINGS	ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	TREASURY STOCK	NON-CONTROLLING INTEREST	COMPREHENSIVE INCOME
Balance at Dec. 31, 2009	$ 2,009.6	$ 2,000.9	$ 329.8	$ 1,179.3	$ 2,898.1	$ (232.9)	$ (2,173.4)	$ 8.7
Balance (in shares) at Dec. 31, 2009			329,825,650				(93,230,909)
Increase (Decrease) in Stockholders' Equity
Net income	531.1	530.3			530.3			0.8	531.1
Comprehensive income activity	(40.0)	(39.0)				(39.0)		(1.0)	(40.0)
Total comprehensive income, including noncontrolling interest	491.1	491.3						(0.2)	491.1
Sale of noncontrolling interests	(4.7)							(4.7)
Cash dividends declared	(149.3)	(149.3)			(149.3)
Stock options and awards	135.1	135.1	3.3	130.9			0.9
Stock options (in shares)			3,315,760				98,332
Stock awards, net issuances (in shares)							112,080
Reacquired shares	(348.8)	(348.8)					(348.8)
Reacquired shares (in shares)							(7,608,162)
Balance at Dec. 31, 2010	2,133.0	2,129.2	333.1	1,310.2	3,279.1	(271.9)	(2,521.3)	3.8
Balance (in shares) at Dec. 31, 2010			333,141,410				(100,628,659)
Increase (Decrease) in Stockholders' Equity
Net income	463.3	462.5			462.5			0.8	463.3
Comprehensive income activity	(73.0)	(73.0)				(73.0)			(73.0)
Total comprehensive income, including noncontrolling interest	390.3	389.5						0.8	390.3
Cash dividends declared	(182.3)	(181.7)			(181.7)			(0.6)
Nalco merger	3,943.6	3,873.2		2,573.2			1,300.0	70.4
Nalco merger (in shares)							68,316,283
Stock options and awards	146.5	146.5	3.0	142.1			1.4
Stock options (in shares)			2,946,833				93,771
Stock awards, net issuances (in shares)							114,064
Reacquired shares	(690.0)	(690.0)		(44.7)			(645.3)
Reacquired shares (in shares)							(12,009,258)
Balance at Dec. 31, 2011	5,741.1	5,666.7	336.1	3,980.8	3,559.9	(344.9)	(1,865.2)	74.4
Balance (in shares) at Dec. 31, 2011	292,000,000		336,088,243				(44,113,799)
Increase (Decrease) in Stockholders' Equity
Net income	701.3	703.6			703.6			(2.3)	701.3
Comprehensive income activity	(116.7)	(114.8)				(114.8)		(1.9)	(116.7)
Total comprehensive income, including noncontrolling interest	584.6	588.8						(4.2)	584.6
Cash dividends declared	(246.8)	(242.9)			(242.9)			(3.9)
Nalco merger	17.1	0.3		0.3				16.8
Stock options and awards	274.0	274.0	6.0	260.7			7.3
Stock options (in shares)			5,430,997				208,239
Stock awards, net issuances (in shares)			587,341				(21,257)
Reacquired shares	(209.9)	(209.9)		7.3			(217.2)
Reacquired shares (in shares)							(3,457,740)
Balance at Dec. 31, 2012	$ 6,160.1	$ 6,077.0	$ 342.1	$ 4,249.1	$ 4,020.6	$ (459.7)	$ (2,075.1)	$ 83.1
Balance (in shares) at Dec. 31, 2012	294,700,000		342,106,581				(47,384,557)